25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 8) - Number	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Medical plan [Member]
Economic hypothesis
Discount rate	9.76%	11.22%
Inflation rate	4.25%	4.85%
Medical inflation	7.38%	8.00%
Wage growth rate
F.G.T.S. balance growth
Demoraphic data
Number of active participants	1,287	1,477
Number of assisted beneficiary participants	643	638
Medical plan [Member] | Schedule of mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000	AT-2000
Medical plan [Member] | Schedule of disabled [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-1944	RRB-1944
Medical plan [Member] | Schedule of disabled mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-1983	RRB-1983
Medical plan [Member] | Schedule of turnover - BRF's historical [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2017	2016
F.G.T.S. Penalty [Member]
Economic hypothesis
Discount rate	9.30%	11.64%
Inflation rate	4.25%	4.85%
Medical inflation
Wage growth rate	4.25%	5.80%
F.G.T.S. balance growth	4.00%	4.00%
Award for length of service [Member]
Economic hypothesis
Discount rate	9.30%	11.69%
Inflation rate	4.25%	4.85%
Medical inflation
Wage growth rate	4.25%	5.80%
F.G.T.S. balance growth
Life insurance [Member]
Demoraphic data
Number of active participants	89,596	90,861
Number of assisted beneficiary participants	2,097	2,863
Life insurance [Member] | Schedule of mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000	AT-2000
Life insurance [Member] | Schedule of disabled [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-1944	RRB-1944
Life insurance [Member] | Schedule of disabled mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-1983	RRB-1983
Life insurance [Member] | Schedule of turnover - BRF's historical [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2017	2016
OtherMember
Economic hypothesis
Discount rate	9.30%	11.64%
Inflation rate	4.25%	4.85%
Medical inflation
Wage growth rate	4.25%	5.80%
F.G.T.S. balance growth
Demoraphic data
Number of active participants	86,817	86,864
Number of assisted beneficiary participants
OtherMember | Schedule of mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000	AT-2000
OtherMember | Schedule of disabled [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-1944	RRB-1944
OtherMember | Schedule of disabled mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-1983	RRB-1983
OtherMember | Schedule of turnover - BRF's historical [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2017	2016